NOVEMBER 30, 2001

SEMIANNUAL REPORT

INVESCO TREASURER'S SERIES  FUNDS, INC.

TREASURER'S MONEY MARKET RESERVE FUND

TREASURER'S TAX-EXEMPT RESERVE FUND



"....WE REMAIN AS LIQUIDITY-CONSCIOUS AS EVER IN THESE UNCERTAIN TIMES."

SEE PAGE 6


[INVESCO ICON]INVESCO(R)

[PICTURE OF MARK H. WILLIAMSON OMITTED]

FELLOW SHAREHOLDER:

A HAVEN AND SMART CASH MANAGEMENT TOOL IN ONE

The recent period of market volatility has provided challenges for every investor. Yet it is this kind of environment that underscores the value of investing at least a portion of your portfolio in money market funds, which provide both a short-term savings vehicle and a haven against market volatility.

I'd like to reiterate our approach to money market management by providing some insight into our different investment alternatives.

o CASH RESERVES FUND provides consistent returns and liquidity by investing in a diversified portfolio of short-term obligations, as well as convenient access to your money through free check writing. (Checks subject to a minimum amount of $500.)

o TAX-FREE MONEY FUND helps you shelter earnings from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o U.S. GOVERNMENT MONEY FUND is designed for investors who are primarily concerned with safe-guarding their principal, and invests in securities backed by the federal government and its agencies. This fund offers the highest credit quality of all INVESCO money market alternatives.

o TREASURER'S MONEY MARKET RESERVE FUND and TREASURER'S TAX-EXEMPT RESERVE FUND provide potentially low-cost, higher-yield money market options for institutions and individuals with more than $100,000 to invest. The expense ratio of the two Treasurer's Funds is fixed at 0.25%, which is extremely competitive. (Treasurer's Tax-Exempt Reserve Fund income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

Remember, money market funds are not insured or guaranteed by the federal government, Federal Deposit Insurance Corporation or any other government agency. And while the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Nonetheless, we believe these funds provide investors with a low-risk and increasingly convenient cash management tool that offers both flexibility and protection against market volatility.

Sincerely,


/s/ Mark H. Williamson
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"FOR MORE THAN 25 YEARS, WE HAVE MONITORED INFLATION WITH OUR OVERRIDING CONCERN BEING HIGHER RATES. YET, AS WE CLOSE OUT THE CALENDAR YEAR, THE POSSIBILITY OF DEFLATION HAS EMERGED.

-- SEE PAGE 5

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN...............................................1

MARKET HEADLINES.......................................................3

AN INTERVIEW WITH DICK HINDERLIE.......................................5

INVESTMENT HOLDINGS....................................................7

FINANCIAL STATEMENTS..................................................16

NOTES TO FINANCIAL STATEMENTS.........................................20

FINANCIAL HIGHLIGHTS..................................................22


FOR THE LATEST YIELD INFORMATION, CALL US AT 1-800-525-8085 OR VISIT OUR WEB SITE AT INVESCOFUNDS.COM.

"OCTOBER SAW INVESTOR SENTIMENT IMPROVE AS THE U.S. MILITARY ACTION IN AFGHANISTAN AND ANOTHER FED RATE CUT OFFSET THE UNCERTAINTY PRESENTED BY ANTHRAX SCARES."

MARKET OVERVIEW:

JUNE 2001 THROUGH NOVEMBER 2001

The period began with investors feeling fairly optimistic. Stocks had rallied for the better part of two months, buoyed by investors' belief that the economy was improving. Considering the Federal Reserve was five months into a rapid easing cycle, during which the central bank slashed short-term interest rates five times for a total of 250 basis points, the rekindled optimism was understandable.

But as June progressed, it became increasingly evident that the market's rosy outlook was premature. Corporate lay-off announcements were almost a daily occurrence, as were corporate profit warnings. Though open to interpretation, data from the manufacturing sector indicated a soft business climate on the surface. Technology and telecommunication equipment shares remained under pressure as investors pointed to a persistent inventory glut as a sign that business had yet to improve in those sectors. Meanwhile, the Fed continued to lower interest rates, cutting the federal funds rate two more times between June and August.

Although the data had a negative bias and stocks languished, optimism persisted nonetheless. Many economic bulls pointed to the consumer, who continued to spend in the face of rising unemployment. Home and auto sales remained robust and consumer confidence held its level. But aside from this lone area of strength, it was becoming increasingly clear that the Fed's rate cuts were not effectively stimulating the economy. Even fiscal measures, such as a more stimulative tax policy and the rebate checks that were mailed out during the late summer, did not succeed in rekindling the expansion. The problem continued to be a lack of business spending, an element that fueled the economic rally during the late 1990s, but is less responsive to central bank interventions.

Although corporate earnings warnings marred performance in August, signs of stabilization started to surface. Manufacturing showed signs of life, and the technology and telecommunication sectors were working through the inventory problems that had plagued them for most of the year. Forward-looking guidance from corporate managers suggested that the business climate might improve in the fourth quarter or in early 2002. Indeed, stocks began September with an encouraging advance. There seemed to be a growing belief that the resilient American consumer had saved the economy from a prolonged downturn, and the "soft landing" for which many economists had hoped had come to fruition.

September 11 changed everything. The heinous acts by the terrorists forced Americans to rethink everything from their spending habits to their lifestyle priorities. The terrorist attacks also assured that the U.S. economy would slip into a recession. In the days following, business activity essentially ground to a halt and consumer confidence, the last prop for the economy, plummeted. After a four-day trading hiatus, during which uncertainty spiked to all-time highs, stock markets reopened on September 17 and promptly fell sharply, despite calls for patriotic buying and coordinated rate cuts from the Fed and the European Central Bank. Hardest hit were companies competing in the travel, tourism and leisure industries. Interest rates fell sharply as investors rotated into investments believed to be more stable.

By the end of September, however, Americans slowly returned to their routines, and stocks stabilized. Investors were reassured by the Bush administration's plans to spend generously -- not only to help the nation recover from the tragedies, but also to shore up America's defenses and intelligence network.

October saw investor sentiment improve as the U.S. military action in Afghanistan and another Fed rate cut offset the uncertainty presented by the anthrax scares. With confidence in our financial system and government growing by the day, stocks -- particularly growth and technology stocks -- rallied as investors recognized that the monetary and fiscal stimuli that led to economic improvement in early September were still in place. Over and above those encouraging measures, however, were increased government spending and lower fuel prices, two new developments since the terrorist attacks.

In November, market tone continued to improve as the allied forces enjoyed several quick and meaningful successes in the war on terrorism. Back home, positive statements from several companies that suggested they had started to see business activity pick up also had investors seeking more aggressive investments. The market's improving risk tolerance pressured bonds of higher credit quality, and the yield curve steepened as investors became more hopeful about the months ahead.

ATTENTION SHAREHOLDERS:
DON'T FORGET TO RETURN YOUR PROXY CARD

PLEASE REMEMBER TO VOTE YOUR PROXY BEFORE THE UPCOMING SHAREHOLDER MEETING ON FEBRUARY 19, 2002. IT IS IMPORTANT THAT WE RECEIVE YOUR PROXY ON THE PROPOSED CHANGES TO YOUR FUND(S).

FUND MANAGEMENT

[PICTURE OF DICK HINDERLIE OMITTED]

RICHARD R. HINDERLIE

TREASURER'S MONEY MARKET RESERVE FUND

VICE PRESIDENT RICHARD R. HINDERLIE JOINED INVESCO FUNDS GROUP IN 1993. A FIXED-INCOME MANAGER SINCE 1973, DICK HAS EXTENSIVE EXPERIENCE WITH MORTGAGE-BACKED SECURITIES, U.S. TREASURY, AND MONEY MARKET INVESTMENT-GRADE SECURITIES. HE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. PRIOR TO JOINING INVESCO FUNDS, DICK WAS WITH BANK WESTERN AND MANAGED HIS OWN INVESTMENT FIRM.

[PICTURE OF VICTORIA SIMMONS OMITTED]

VICTORIA SIMMONS

TREASURER'S TAX-EXEMPT RESERVE FUND

VICTORIA SIMMONS JOINED INVESCO IN 1992 AS A PORTFOLIO ACCOUNTANT, AND WAS PROMOTED TO THE FIXED-INCOME DIVISION IN 1994. SHE ASSUMED MANAGEMENT OF TREASURER'S TAX-EXEMPT RESERVE FUND FUND IN JULY 2001.

QUESTIONS & ANSWERS

AN INTERVIEW WITH FUND MANAGER DICK HINDERLIE

"THE  FRAMEWORK FOR AN ECONOMIC  RECOVERY  APPEARS TO BE WELL IN PLACE AT THIS
TIME."

[PICTURE OF DICK HINDERLIE OMITTED]

DICK HINDERLIE MANAGES TREASURER'S MONEY MARKET RESERVE FUND

AN ECONOMY IN FLUX

DURING THE PAST SIX MONTHS, THE ECONOMY HAS WEATHERED SOME TOUGH TIMES. CAN WE EXPECT TO SEE A RECOVERY GOING FORWARD?

DICK HINDERLIE: The framework for an economic recovery appears to be well in place at this time. The Federal Reserve has not only eased short-term interest rates aggressively -- by 475 basis points in 11 different actions since January 2001 -- but also has supplied the financial system with tremendous liquidity. Tax cuts have been implemented and additional fiscal spending stimulus is on its way. Oil prices have retreated from oppressive levels. Mortgage refinance opportunities have resurfaced. Companies have spent half the year liquidating excessive inventories. Inflation has stayed in check, giving way to flat pricing power, and short-term real interest rates are near zero.

More importantly, investors in the equity markets have recaptured their optimism, which has caused stocks to advance from their September lows. This shift in attitude, on top of such a formidable array of positive events, may help lead us down the road to recovery.

ARE THERE ANY OBSTACLES REMAINING THAT COULD BLOCK ECONOMIC PROGRESS?

DICK HINDERLIE: I think there are some potential impediments that could affect the speed of the next recovery. First, wide spreads in the corporate credit markets underscore default risk concerns. The recent, highly publicized default of Enron Corp is not an isolated event. Indeed, it has cast shadows on the banking and investment community, while raising questions regarding derivative and off-balance-sheet activities in companies of all stripes. It has also prompted something of a psychological adjustment, with investors retreating from high-risk ventures lacking clarity. With this in mind, we will be closely monitoring narrowing credit spreads, which provide the best measure of investors' appetite for risk and will be our best clue as to whether the recession is drawing to a close.

Second, the Federal Open Market Committee (FOMC) recognized in its last meeting of 2001 that inflation is likely to move lower. For more than 25 years, we have monitored inflation with our overriding concern being higher rates. Yet, as we closed out the calendar year, the possibility of deflation has emerged. Commodities, gold, formal inflation measures, and holiday retail prices all point to anything but inflation. Should these indicators continue to suggest a loss of pricing power, retrenchment -- rather than recovery -- could be forthcoming.

The third potential obstacle is the possibility of a sustained global slowdown. The U.S. economy has grown on the back of outsourced manufacturing -- which has reached levels beyond imagination decades ago. This has a positive side: A recession in the U.S. is shallower today than it would have been prior to the outsourcing trend. Yet a synchronized retreat of U.S. trading partners would be beyond our control, and a global slowdown with legs could be a problem.

Finally, we are watching employment, which always plays a crucial role in the success of economic recoveries. U.S. recessions are normally reversed within a year -- as long as businesses downsize resources and rid their books of unwanted inventory in the first wave of restructuring. But should the unemployment "noise" intensify with more waves of layoffs, questions regarding profitability will persist. That said, we believe the Federal Reserve will likely err on the side of too many easing moves to be sure we are headed toward above-trend employment growth, rather than risk the perpetuation of negative economic information.

SPEAKING OF THE FEDERAL RESERVE, WHAT ARE THE CHANCES THAT THE NEXT INTERVENTION WILL BE A TIGHTENING? WHAT HINTS SHOULD WE LOOK FOR IN GAUGING WHETHER A REVERSAL IN FED POLICY IS IMMINENT?

DICK HINDERLIE: The FOMC is a very deliberate body. Tightening will likely occur only after the Fed is confident that the slide in employment numbers has reversed itself. As I mentioned, the Fed may well err on the side of maintaining a low federal funds rate into 2002.

An impending reversal of Fed policy will likely be preceded by a tilt in the money market yield curves from flat to an upward slope. A normalized money market yield curve will signal that recession is nearing an end and the Fed is closer to a tightening cycle. Other clues will come from fundamental economic measures. Specifically, tightening could be around the corner if the Purchasing Managers' Index penetrates the 50-level (it is currently in the low 40s); if the Capacity Utilization measure moves from the mid-70s into the low 80s; and/or if we begin to see more of the word "hiring," rather than "layoffs" in the rhetoric of the business media. Finally, emergence of anecdotal evidence that pricing power is returning to the business community could be a signal that the Fed might be soon reversing course.

AMID ALL OF THIS UNCERTAINTY, HOW ARE YOU POSITIONING YOUR FUNDS?

DICK HINDERLIE: A high liquidity, shorter weighted average maturity continues to be the funds' distinguishing characteristic. Indeed, we remain as liquidity-conscious as ever in these uncertain times. Only until the recovery materializes and the yield curve adopts a steeper slope will we be challenged to change our posture in these funds.

"TIGHTENING WILL LIKELY OCCUR ONLY AFTER THE FED IS CONFIDENT THAT THE SLIDE IN EMPLOYMENT NUMBERS HAS REVERSED ITSELF."

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO TREASURER'S SERIES FUNDS, INC.
NOVEMBER 30, 2001
UNAUDITED

                                                   EFFECTIVE
                                                    INTEREST    PRINCIPAL
%    DESCRIPTION                                      RATE %       AMOUNT         VALUE
---------------------------------------------------------------------------------------
TREASURER'S MONEY MARKET RESERVE FUND
100.00 SHORT-TERM INVESTMENTS
11.86 US GOVERNMENT AGENCY OBLIGATIONS
      Fannie Mae, 12/21/2001                            1.91  $35,000,000   $34,963,403
      Federal Home Loan Bank
        12/19/2001                                      2.02   16,265,000    16,248,807
        12/19/2001                                      1.95   40,000,000    39,961,598
      Federal Home Loan Bank, Notes
        12/28/2001                                      2.00    5,515,000     5,530,139
      Freddie Mac
        12/21/2001                                      1.90   20,000,000    19,979,196
        12/26/2001                                      2.13    7,452,000     7,441,166
=======================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS
        (Amortized Cost $124,124,309)                                       124,124,309
=======================================================================================
87.23 COMMERCIAL PAPER
11.93 BANKS
      Citicorp
        12/3/2001                                       2.05   25,000,000    25,000,000
        12/10/2001                                      1.98   30,000,000    30,000,000
      UBS Finance, 12/26/2001                           2.05   50,000,000    49,929,818
      Wells Fargo & Co, 12/4/2001                       2.07   20,000,000    19,996,599
=======================================================================================
                                                                            124,926,417
9.63  CONSTRUCTION & FARM MACHINERY
      Deere & Co, 12/3/2001                             2.21   10,000,000    10,000,000
      Deere (John) Capital, 12/6/2001                   2.01   50,000,000    50,000,000
      PACCAR Financial, 12/28/2001                      2.03   40,900,000    40,838,643
=======================================================================================
                                                                            100,838,643
8.36  CONSUMER FINANCE
      American General Finance
        12/3/2001                                       2.06   20,000,000    20,000,000
        12/13/2001                                      2.02   30,000,000    30,000,000
      General Electric Capital, 12/11/2001              2.06   17,500,000    17,500,000
      General Electric Capital
        Services, 12/6/2001                             2.06   20,000,000    20,000,000
=======================================================================================
                                                                             87,500,000
9.55  CONSUMER LOANS & LEASES
      FCAR Owner Trust
        Series I, 12/14/2001                            2.07   40,000,000    40,000,000
        Series II, 12/14/2001                           2.00   10,000,000    10,000,000
      New Center Asset Trust, Series I
        12/5/2001                                       2.07   30,000,000    30,000,000
        12/14/2001                                      1.95   20,000,000    20,000,000
=======================================================================================
                                                                            100,000,000
3.82  DIVERSIFIED FINANCIAL SERVICES
      American Express Credit, 12/31/2001               1.91   40,000,000    40,000,000
=======================================================================================

                                                   EFFECTIVE
                                                    INTEREST    PRINCIPAL
%    DESCRIPTION                                      RATE %       AMOUNT         VALUE
---------------------------------------------------------------------------------------

5.17  ELECTRIC UTILITIES
      Southern Co Funding
      12/4/2001                                         2.18  $29,000,000   $28,994,795
      12/11/2001                                        2.39   25,100,000    25,083,560
=======================================================================================
                                                                             54,078,355
4.78  INDUSTRIAL CONGLOMERATES
      Tyco Capital, 12/26/2001                          2.06   50,000,000    50,000,000
=======================================================================================
4.78  INTEGRATED OIL & GAS
      Texaco Inc
        12/17/2001                                      2.03   25,000,000    25,000,000
        12/20/2001                                      1.98    5,000,000     5,000,000
        12/24/2001                                      1.92   20,000,000    20,000,000
=======================================================================================
                                                                             50,000,000
3.82  INTEGRATED TELECOMMUNICATION
        SERVICES
      Verizon Network Funding, 12/18/2001               2.00   40,000,000    39,962,754
=======================================================================================
9.54  INVESTMENT ADVISER/BROKER DEALER
        SERVICES
      Bear Stearns, 12/20/2001                          2.07   50,000,000    49,946,118
      Morgan Stanley Dean Witter &
        Co, 12/12/2001                                  2.02   50,000,000    49,969,568
=======================================================================================
                                                                             99,915,686
5.35  LIFE & HEALTH INSURANCE
      American General
        12/13/2001                                      2.01   16,000,000    16,000,000
        12/17/2001                                      1.96   40,000,000    40,000,000
=======================================================================================
                                                                             56,000,000
5.25  MULTI-PURPOSE
      Delaware Funding, 12/10/2001                      2.03   20,000,000    19,989,988
      Edison Asset Securitization
        LLC, 12/19/2001                                 2.07   35,000,000    34,964,269
=======================================================================================
                                                                             54,954,257
5.25  TRADE RECEIVABLES
      Corporate Asset Funding
        12/19/2001                                      2.24   30,000,000    29,988,980
        12/10/2001                                      2.06   25,000,000    24,987,302
=======================================================================================
                                                                             54,976,282
        TOTAL COMMERCIAL PAPER
          (Amortized Cost $913,152,394)                                     913,152,394
=======================================================================================
0.58  MUNICIPAL SHORT-TERM NOTES(a)
0.58  HEALTH CARE FACILITIES--HOSPITALS
      Fairview Hosp & Hlthcare Svcs of Minnesota
        (MBIA Insured), ACES, Hosp Rev, Series A,
        11/1/2015                                       2.15    2,400,000     2,400,000
      Health Insurance Plan Grtr New York
        (LOC-Morgan Gty Trust), Gen Oblig,
        ACES, Ind Rev, Series B-1, 7/1/2016             2.25    3,700,000     3,700,000
=======================================================================================
        TOTAL MUNICIPAL SHORT-TERM NOTES
          (Cost $6,100,000)                                                   6,100,000
=======================================================================================

                                                   EFFECTIVE
                                                    INTEREST    PRINCIPAL
%    DESCRIPTION                                      RATE %       AMOUNT         VALUE
---------------------------------------------------------------------------------------

0.33  REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street
        dated 11/30/2001 due 12/3/2001 at 2.050%,
        repurchased at $2,827,483 (Collateralized by
        Fannie Mae Benchmark Notes, due
        8/22/2003 at 7.125%, value  $2,863,296)                $2,827,000    $2,827,000
      Repurchase Agreement with State Street
        dated 11/30/2001 due 12/3/2001 at 2.050%,
        repurchased at $653,112 (Collateralized by
        Freddie Mac, due 6/15/2010 at 4.200%,
        value $670,898)                                           653,000       653,000
=======================================================================================
        TOTAL REPURCHASE AGREEMENTS
          (Cost $3,480,000)                                                   3,480,000
=======================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $1,046,856,703)(b)                                $1,046,856,703
=======================================================================================

TREASURER'S TAX-EXEMPT RESERVE FUND
100.00 SHORT-TERM INVESTMENTS
92.04 MUNICIPAL NOTES(a)
1.37  ALASKA
      Alaska Indl Dev & Export Auth (Fairbanks Gold Mining
        Proj) (Amax Gold)(LOC - Bank of Nova Scotia),
        AR, Exmp Facil Rev, Series 1997, 5/1/2009       1.56     $500,000      $500,000
      North Slope Borough, Alaska (MBIA Insured), FR,
        Gen Oblig, Conv Series 1992A, 6/30/2002         2.86      500,000       508,360
=======================================================================================
                                                                              1,008,360
4.66  ARIZONA
      Apache Cnty Indl Dev Auth, Arizona (Tucson Elec Pwr
        Springerville Proj) (LOC -Toronto Dominion Bank),
           AR, IDR, 1985 Series A, 12/1/2020            1.55      400,000       400,000
           F/VR, IDR, 1983 Series A, 12/15/2018         1.50      400,000       400,000
      Maricopa Cnty Indl Dev Auth, Arizona (McLane
        Co Proj)(LOC-Wachovia Bank),  VRD, Rev,
        Series 1984, 10/1/2004                          2.10      580,000       580,000
      Maricopa Cnty Pollution Ctl, Arizona (Arizona
        Pub Svc Palo Verde Proj)(LOC-Bank of America
        National Trust and Savings), AR, PCR
        Ref, 1994 Series D, 5/1/2029                    1.45      300,000       300,000
      Pima Cnty Indl Dev Auth, Arizona, FRD, IDR,
        1982 Series A
          (Tucson Elec Pwr Irvington Proj)
            (LOC - Societe Generale), 10/1/2022         1.50    1,000,000     1,000,000
          (Tucson Elec Pwr Proj)(LOC - Toronto
            Dominion Bank), 12/1/2022                   1.50      750,000       750,000
=======================================================================================
                                                                              3,430,000
0.54  ARKANSAS
      Clark Cnty, Arkansas (Reynolds Metals Proj)
        (LOC - SunTust Bank), AR, Solid Waste Disp
        Rev, Series 1992, 8/1/2022                      1.56      400,000       400,000
=======================================================================================

                                                   EFFECTIVE
                                                    INTEREST    PRINCIPAL
%    DESCRIPTION                                      RATE %       AMOUNT         VALUE
---------------------------------------------------------------------------------------

2.96  CALIFORNIA
      Los Angeles Regl Airports Impt, California
        (American Airlines/Los Angeles Intl Airport)
        (LOC - Bayerische Landesbank), AR, Facils
        Sublease FDR, Issue 1984,
         Series B, 12/1/2024                            1.40     $900,000      $900,000
         Series D, 12/1/2024                            1.40    1,000,000     1,000,000
         Series F, 12/1/2024                            1.40      275,000       275,000
=======================================================================================
                                                                              2,175,000
1.36  COLORADO
      El Paso Cnty, Colorado (Briarglen Apts Proj),
        AR, Multifamily Hsg Rev Ref, Series 1994,
        12/1/2024                                       1.50    1,000,000     1,000,000
=======================================================================================
6.86  FLORIDA
      Collier Cnty Hlth Facils Auth, Florida (Cleveland
        Clinic Hlth System Obligated Group Gtd), AR,
        Hosp Rev, Series 1999, 1/1/2033                 1.40    1,000,000     1,000,000
      Dade Cnty, Florida (FGIC Insured), VR,
        Wtr & Swr System Rev, Series 1994, 10/5/2022    1.25    2,000,000     2,000,000
      Marion Cnty Indl Dev Auth, Florida (Florida
        Convalescent Ctrs Proj)(LOC - Wells Fargo Bank),
        VRD/FR, IDR Ref, Series 1988A, 1/1/2011         2.30      750,000       750,000
      Orlando Utils Commn, Florida, FR, Wtr & Elec Rev
        Ref & Impt, Series 1978B, 4/1/2002              3.30      290,000       294,395
      Univ of North Florida Fndtn, Florida (LOC-First
        Union Natl Bank), AR, Parking System Rev,
        Series 1998, 5/1/2028                           1.65    1,000,000     1,000,000
=======================================================================================
                                                                              5,044,395
8.93  GEORGIA
      DeKalb Cnty Dev Auth, Georgia (General Motors
        Proj), AR, PCR, Series 1985, 11/1/2003          2.05    2,795,000     2,795,000
      DeKalb Private Hosp Auth, Georgia (ESR Children's
        Health Care System Proj)(LOC - SunTrust Bank),
        VRD, RAC, Series 1998A, 12/1/2028               1.50    2,000,000     2,000,000
      Fulton Cnty Dev Auth, Georgia (General Motors
        Proj), AR, PCR, Series 1985, 12/1/2001          2.50    1,775,000     1,775,000
=======================================================================================
                                                                              6,570,000
0.68  IDAHO
      Idaho Hlth Facils Auth (St Luke's Regl Med
        Ctr Proj) (FSA Insured), VRD, Rev, Series
        2000, 7/1/2030                                  1.40      500,000       500,000
=======================================================================================
4.24  ILLINOIS
      Chicago - O'Hare Intl Airport, Illinois
        (LOC - Societe Generale), VR, Gen Airport
        Second Lien Rev,
         1984 Series A, 1/1/2015                        1.40      250,000       250,000
         1984 Series B, 1/1/2015                        1.40    2,065,000     2,065,000
      Illinois Edl Facils Auth (Natl-Louis Univ)
        (LOC - American Natl Bank & Trust), VRD,
        Rev, Series 1999A, 6/1/2029                     1.53      500,000       500,000

                                                   EFFECTIVE
                                                    INTEREST    PRINCIPAL
%    DESCRIPTION                                      RATE %       AMOUNT         VALUE
---------------------------------------------------------------------------------------

Rockford School Dist #205, Illinois (Winnebago &
Boone Cntys)(FSA Insured), A/FR, Gen Oblig,
Series 1989, 2/1/2002                                   3.30     $300,000      $301,923
=======================================================================================
                                                                              3,116,923
1.50  INDIANA
      Indiana Hlth Facils Fing Auth (Clarian Hlth
        Obligated Group), VRD, Hosp Rev, Series
        2000B, 3/1/2030                                 1.45      100,000       100,000
      Indiana Muni Pwr Agency (LOC - Toronto-Dominion
        Bank), VRD, Pwr Supply System Ref Rev, 1998
        Series A, 1/1/2018                              1.50    1,000,000     1,000,000
=======================================================================================
                                                                              1,100,000
5.83  IOWA
      Iowa Fin Auth (Burlington Med Ctr)(FSA
        Insured), ADR, Rev, Series 1997, 6/1/2027       1.60    2,485,000     2,485,000
      Iowa Fin Auth (Wheaton Franciscan Svcs)(MBIA
        Insured), VRD, Rev, Series 1998A, 8/15/2012     1.47    1,800,000     1,800,000
=======================================================================================
                                                                              4,285,000
2.04  KANSAS
      Kansas City, Kansas (General Motors Proj),
        VR, PCR, Series 1985, 11/1/2007                 2.05    1,500,000     1,500,000
=======================================================================================
1.06  KENTUCKY
      Kentucky Econ Dev Fin Auth (Greater Cincinnati
        Hlth Alliance)(MBIA Insured), AR, Hosp
        Facils Rev, Series 1997C, 1/1/2022              1.47      780,000       780,000
=======================================================================================
0.07  LOUISIANA
      Lousiana St Univ Agric & Mechanical College
        (Univ of New Orleans Proj) (MBIA Insured),
        FR, Rev, Series 1997A, 5/1/2002                 2.90       50,000        50,334
=======================================================================================
2.58  MARYLAND
      Frederick Cnty, Maryland (Sheppard Pratt
        Residential Treatment Facil)(LOC - Bank of
        America), VRD/FR, Rev, Series 1995, 7/1/2025    1.60    1,900,000     1,900,000
=======================================================================================
0.28  MASSACHUSETTS
      Lynn, Masachusetts, FR, Gen Oblig, 1/15/2011      3.40      200,000       209,032
=======================================================================================
1.63  MICHIGAN
      Detroit, Michigan (MBIA Insured), AR, Sewage
        Disp System Rev Ref, Series 1998-B, 7/1/2023    1.34    1,195,000     1,195,000
=======================================================================================
4.22  MISSOURI
      Columbia, Missouri (LOC - Toronto-Dominion
        Bank), VR, Spl Oblig Ins Reserve, Series
        1988A, 6/1/2008                                 1.50    2,100,000     2,100,000
        VR, Wtr & Elec Rev, 1985 Series B, 12/1/2015    1.50    1,000,000     1,000,000
=======================================================================================
                                                                              3,100,000
0.34  NEVADA
      Clark Cnty School Dist, Nevada (FSA Insured),
        AR, Gen Oblig, Ltd Tax School Rev,
        Series 2001B, 6/15/2021                         1.35      250,000       250,000
=======================================================================================

                                                   EFFECTIVE
                                                    INTEREST    PRINCIPAL
%    DESCRIPTION                                      RATE %       AMOUNT         VALUE
---------------------------------------------------------------------------------------

3.67  NEW HAMPSHIRE
      New Hampshire Bus Fin Auth (Wheelabrator
        Concord LP Proj)(LOC - Wachovia Bank), AR,
        Resource Recovery Ref Rev, 1997 Series B,
        1/1/2018                                        1.60   $2,700,000    $2,700,000
=======================================================================================
1.02  NEW YORK
      New York (LOC - Morgan Guaranty Bank), AR,
        Gen Oblig
         SubSeries B-2, 8/15/2021                       1.30      500,000       500,000
         SubSeries E-2, 8/1/2021                        1.30      250,000       250,000
=======================================================================================
                                                                                750,000
4.36  NORTH CAROLINA
      Charlotte, North Carolina (MBIA Insured), VRD,
        Airport Rev, Series 1999D, 7/1/2029             1.45      905,000       905,000
      Greensboro, North Carolina (LOC - Wachovia
        Bank), VR, Gen Oblig Pub Impt, Series 1994B,
         4/1/2008                                       1.50    1,100,000     1,100,000
         4/1/2013                                       1.50    1,200,000     1,200,000
=======================================================================================
                                                                              3,205,000
0.54  NORTH DAKOTA
      Grand Forks, North Dakota (United Hosp Obligated
        Group), North Dakota (LOC - LaSalle Natl
        Bank), VR, Hosp Facils Rev, 12/1/2016           1.45      400,000       400,000
=======================================================================================
0.68  PENNSYLVANIA
      Delaware Valley Regl Fin Auth, Pennsylvania
        (Bucks, Chester, Delaware & Montgomery Cntys)
        (LOC - Credit Suisse First Boston), AR, Loc
        Govt Rev, Series 1985D, 12/1/2020               1.50      500,000       500,000
=======================================================================================
3.13  SOUTH CAROLINA
      South Carolina Edl Facils Auth (Morris
        College Proj)(LOC - Bank of America), VR,
        Rev, 7/1/2017                                   1.65    1,300,000     1,300,000
      South Carolina Jobs-Econ Dev Auth (Catholic
        Diocese Proj)(LOC- Bank of America), VRD,
        Rev, Series 1998, 9/1/2018                      1.65    1,000,000     1,000,000
=======================================================================================
                                                                              2,300,000
0.82  TENNESSEE
      Metro Nashville Airport Auth, Tennessee (LOC-
        Societe Generale)(FGIC Insured), AR, Airport
        Impt Rev Ref, Series 1993, 7/1/2019             1.50      300,000       300,000
      Sullivan Cnty Indl Dev Brd, Tennessee (Mead
        Corp Proj)(LOC - Union Bank of Switzerland),
        DATES, PCR Ref, Series 1986, 10/1/2016          1.35      300,000       300,000
=======================================================================================
                                                                                600,000
18.29 TEXAS
      Amarillo Hlth Facils, Texas (High Plains Baptist
        Hosp Proj)(FSA Insured), FR, Hosp Rev, Series
        1992C, 1/1/2007                                 3.45      500,000       511,235

                                                   EFFECTIVE
                                                    INTEREST    PRINCIPAL
%    DESCRIPTION                                      RATE %       AMOUNT         VALUE
---------------------------------------------------------------------------------------

     Arlington Indpt School Dist, Texas
       (Tarrant Cnty)(PSFG Insured), FR,
       Unlimited Tax School Bldg Rev, Series 2001,
       2/15/2002                                        3.21     $345,000      $346,394
      Austin Cnty Indl Dev, Texas (Justin Inds Proj)(LOC-
        Bank One), ATS, IDR, Series 1984, 12/1/2014     1.50    1,400,000     1,400,000
      De Soto Indpt School Dist, Texas (Dallas Cnty)
        (PSFG Insured), FR, Unlimited Tax School
        Bldg & Ref Rev, Series 2001, 8/15/2002          2.78      245,000       247,059
      Harris Cnty, Texas, FR, Rd Bds, Gen Oblig,
        Series 1984C, 12/1/2002                         1.95      500,000       532,274
      Irving Indpt School Dist, Texas (Dallas Cnty)
        (PSFG Insured), FR, Unlimited Tax School
        Bldg & Ref Rev, Series 2001, 2/15/2002          3.19      245,000       245,528
      Lake Travis Indpt School Dist, Texas (Travis Cnty)
        (PSFG Insured), FR, Unlimited Tax School
        Bldg & Ref Rev, Series 2001, 2/15/2002          3.00      325,000       325,983
      Lone Star Airport Impt Auth, Texas (American
        Airlines Proj) (LOC - Royal Bank of Canada),
        V/FRD, Multiple Mode Demand Rev,
         1984 Series A-1, 12/1/2014                     1.45      600,000       600,000
         1984 Series A-4, 12/1/2014                     1.45    1,300,000     1,300,000
         1984 Series A-5, 12/1/2014                     1.45      200,000       200,000
         1984 Series B-1, 12/1/2014                     1.45    1,100,000     1,100,000
         1984 Series B-5, 12/1/2014                     1.45    1,000,000     1,000,000
      New Braunfels Indpt School Dist, Texas (Comal
        Cnty)(PSFG Insured), FR, Unlimited Tax
        School Bldg Rev, Series 2001A, 8/1/2002         2.63      500,000       504,463
      North Richland Hills, Texas (Tarrant Cnty)
        (FGIC Insured), FR, Gen Oblig Ref, Series 1992,
        2/15/2002                                       3.28      300,000       301,647
      Port Dev Texas (Stolt Terminals Houston Proj)
        (LOC - Canadian Imperial Bank), ATS, Marine
        Terminal Ref Rev, Series 1989, 1/15/2014        1.50    2,265,000     2,265,000
      San Antonio Indpt School Dist, Texas (Bexar Cnty)
        (PSFG Insured), FR, Unlimited Tax Ref Rev,
        Series 2001B, 8/15/2002                         2.63      710,000       716,708
      Sugar Land 4B, Texas (Fort Bend Cnty)(FSA Insured),
        FR, Sales Tax Rev, Series 2001, 2/15/2002       3.18      220,000       221,132
      Texas Natl Research Lab Commn Fing
        (Superconducting Super Collider Proj), FR, Lease
        Rev, Series 1991, 12/1/2002                     2.15      500,000       510,000
      Watauga, Texas (Tarrant Cnty)(MBIA Insured), FR,
        Gen Oblig Ref, Series 2001, 3/1/2002            2.84      620,000       623,980
      Weatherford Indpt School Dist, Texas (Parker Cnty)
        (PSFG Insured), FR, Unlimited Tax School Bldg
        & Ref Rev, Series 2001, 2/15/2002               3.25      500,000       501,734
=======================================================================================
                                                                             13,453,137

                                                   EFFECTIVE
                                                    INTEREST    PRINCIPAL
%    DESCRIPTION                                      RATE %       AMOUNT         VALUE
---------------------------------------------------------------------------------------

4.51  WASHINGTON
      Oak Harbor, Washington (Island Cnty)(AMBAC
        Insured), FR, Limited Tax Gen Oblig, 1994,
        12/1/2001                                       2.88     $325,000      $325,000
      Redmond Pub, Washington (Genie Inds Ref
        Issue 1990), VRD Indl Rev, Lot 2, 1/1/2011      1.60    1,490,000     1,490,000
      Washington Hlth Care Facils Auth (Fred Hutchinson
        Cancer Ctr)(LOC - Morgan Guaranty Trust), VRD,
        Rev, Series 1996, 1/1/2023                      1.60      800,000       800,000
      Washington Hlth Care Facils Auth (Virginia Mason
        Med Ctr)(MBIA Insured), VRD, Ref Rev, Series
        1997B, 2/15/2027                                1.45      500,000       500,000
      Washington Hsg Fin Commn (Pac First Fed Svgs
        Bank Proj)(LOC - Fed Home Ln Bank), VRD,
        Multifamily Mtg Rev Ref, Series 1988B,
        10/1/2020                                       1.60      200,000       200,000
=======================================================================================
                                                                              3,315,000
0.54  WISCONSIN
      Nekoosa School Dist, Wisconsin (Woods, Adams,
        & Juneau Cntys)(AMBAC Insured), FR, Gen Oblig
        Ref, 4/1/2002                                   2.88      395,000       400,284
=======================================================================================
3.33  WYOMING
      Green River, Wyoming (Allied Corp Proj),
        F/FR, PCR Ref, 1982 Series, 12/1/2012           2.79    2,000,000     2,000,000
      Lincoln Cnty, Wyoming (Exxon Proj), DATES,
        PCR, Series 1984D, 11/1/2014                    1.35      450,000       450,000
=======================================================================================
                                                                              2,450,000
        TOTAL MUNICIPAL NOTES
          (Amortized Cost $67,687,465)                                       67,687,465
=======================================================================================
7.96  COMMERCIAL PAPER
2.94  CONSUMER FINANCE
      American General Finance, 12/3/2001               2.13    2,159,000     2,159,000
=======================================================================================
5.02  BANKS
      UBS Finance, 12/3/2001                            2.18    3,694,000     3,693,559
=======================================================================================
        TOTAL COMMERCIAL PAPER
          (Amortized Cost $5,852,559)                                         5,852,559
=======================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Amortized Cost $73,540,024)(b)                                      $73,540,024
=======================================================================================

The following acronyms may be used in portfolio descriptions:
ACES(c)   --    Adjustable Convertible Extendable Securities
A/FR(c)   --    Adjustable Fixed Rate
ADR(c)    --    Adjustable Rate Demand Revenue
AMBAC     --    American Municipal Bond Assurance Corporation
AR(c)     --    Adjustable Rate
ARD(c)    --    Adjustable Rate Demand
ATS(c)    --    Adjustable Tender Securities
DATES(c)  --    Daily Adjustable Tax-Exempt Securities
FDR(c)    --    Flexible Demand Revenue
F/FR(c)   --    Floating Fixed Rate
FGIC      --    Financial Guaranty Insurance Company
FR        --    Fixed Rate
FRD(c)    --    Floating Rate Demand
FSA       --    Financial Security Assurance
F/VR      --    Floating/Variable Rate
IDR       --    Industrial Development Revenue
LOC       --    Letter of Credit
MBIA      --    Municipal Bond Investors Assurance Corporation
PCR       --    Pollution Control Revenue
PSFG      --    Permanent School Fund Guarantee Program
RAC       --    Revenue Anticipation Certificates
V/FRD(c)  --    Variable/Fixed Rate Demand
VR(c)     --    Variable Rate
VRD(c)    --    Variable Rate Demand
VRD/FR(c) --    Variable Rate Demand/Fixed Rate

(a) All securities with a maturity date greater than one year have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
(b)  Also represents cost for income tax purposes.
(c)  Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO TREASURER'S SERIES FUNDS, INC.
NOVEMBER 30, 2001
UNAUDITED

                                                      TREASURER'S    TREASURER'S
                                                     MONEY MARKET     TAX-EXEMPT
                                                     RESERVE FUND   RESERVE FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                       $1,046,856,703    $73,540,024
================================================================================
  At Value(a)                                      $1,046,856,703    $73,540,024
Cash                                                            0          1,595
Receivables:
  Fund Shares Sold                                     65,650,106        132,233
  Interest                                                502,384        294,350
Prepaid Expenses and Other Assets                          26,940          1,014
================================================================================
TOTAL ASSETS                                        1,113,036,133     73,969,216
================================================================================
LIABILITIES
Payables:
  Custodian                                               231,298              0
  Distributions to Shareholders                           580,801          2,051
  Fund Shares Repurchased                              13,757,718         81,552
Accrued Expenses and Other Payables                        13,943              0
================================================================================
TOTAL LIABILITIES                                      14,583,760         83,603
================================================================================
NET ASSETS AT VALUE                                $1,098,452,373    $73,885,613
================================================================================
Shares Outstanding(b)                               1,098,452,373     73,885,613
================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share    $1.00          $1.00
================================================================================

(a) Investment securities at cost and value at November 30, 2001, includes a repurchase agreement of $3,480,000 for Treasurer's Money Market Reserve Fund.
(b) INVESCO Treasurer's Series Funds, Inc. have 10 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 7 billion have been allocated to Treasurer's Money Market Reserve Fund and 1 billion to Treasurer's Tax-Exempt Reserve Fund. Paid-in-capital was $1,098,452,373 and $73,885,613 for Treasurer's Money Market Reserve and Treasurer's Tax-Exempt Reserve Funds, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO TREASURER'S SERIES FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2001
UNAUDITED

                                                      TREASURER'S    TREASURER'S
                                                     MONEY MARKET     TAX-EXEMPT
                                                     RESERVE FUND   RESERVE FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                       $22,932,173       $900,891
EXPENSES
Investment Advisory Fees                                1,699,272         89,691
================================================================================
NET INVESTMENT INCOME AND NET INCREASE
  IN NET ASSETS FROM OPERATIONS                       $21,232,901       $811,200
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
TREASURER'S MONEY MARKET RESERVE FUND

                                                    SIX MONTHS              YEAR
                                                         ENDED             ENDED
                                                   NOVEMBER 30            MAY 31
--------------------------------------------------------------------------------
                                                          2001              2001
                                                     UNAUDITED

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                      $21,232,901       $88,178,914
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                   $4,575,042,803    $4,777,902,475
Reinvestment of Dividends                           13,604,478        84,477,525
================================================================================
                                                 4,588,647,281     4,862,380,000
Amounts Paid for Repurchases of Shares         (4,918,210,679)   (4,619,646,683)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                   (329,563,398)       242,733,317
NET ASSETS
Beginning of Period                              1,428,015,771     1,185,282,454
================================================================================
End of Period                                   $1,098,452,373    $1,428,015,771
================================================================================
               _____________________________________________________

FUND SHARE TRANSACTIONS
Shares Sold                                      4,575,042,803     4,777,902,475
Shares Issued from Reinvestment of Dividends        13,604,478        84,477,525
================================================================================
                                                 4,588,647,281     4,862,380,000
Shares Repurchased                             (4,918,210,679)   (4,619,646,683)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES           (329,563,398)       242,733,317
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
TREASURER'S TAX-EXEMPT RESERVE FUND

                                                    SIX MONTHS              YEAR
                                                         ENDED             ENDED
                                                   NOVEMBER 30            MAY 31
--------------------------------------------------------------------------------
                                                          2001              2001
                                                     UNAUDITED

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and Distributed
  to Shareholders                                     $811,200        $2,358,280
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                      $54,472,928      $129,694,888
Reinvestment of Dividends                              791,843         2,273,177
================================================================================
                                                    55,264,771       131,968,065
Amounts Paid for Repurchases of Shares            (41,016,747)     (138,467,980)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                      14,248,024       (6,499,915)
NET ASSETS
Beginning of Period                                 59,637,589        66,137,504
================================================================================
End of Period                                      $73,885,613       $59,637,589
================================================================================
              ________________________________________________________

FUND SHARE TRANSACTIONS
Shares Sold                                         54,472,928       129,694,888
Shares Issued from Reinvestment of Dividends           791,843         2,273,177
================================================================================
                                                    55,264,771       131,968,065
Shares Repurchased                                (41,016,747)     (138,467,980)
================================================================================
NET INCREASE (DECREASE) IN FUND SHARES              14,248,024       (6,499,915)
================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO TREASURER'S SERIES FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Treasurer's Series Funds, Inc. is incorporated in Maryland and consists of two separate
Funds: INVESCO Treasurer's Money Market Reserve Fund ("Money Fund") and INVESCO Treasurer's Tax-Exempt Reserve Fund ("Tax-Exempt Fund") (individually the "Fund" and collectively the "Funds"). The investment objective of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. INVESCO Treasurer's Series Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. The Fund amortizes discounts or premiums paid on purchases of securities to the earliest put, call date or maturity date. Cost is determined on the specific identification basis.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.25% of each Fund's average net assets. IFG is also responsible for providing certain administrative and clerical services and facilities necessary for the operation of the Fund. In accordance with the Investment Advisory Agreement, IFG bears all other expenses of the Funds, except taxes, interest and brokerage commisions.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG.

At November 30, 2001, 35.77% of outstanding shares of the Money Fund were held by other INVESCO mutual funds as follows:

                                         AMOUNT            DIVIDENDS
                                          OWNED             RECEIVED  PERCENTAGE
FUND                              at 11/30/2001  6/1/2001-11/30/2001       OWNED
--------------------------------------------------------------------------------
INVESCO Balanced Fund               $50,184,064          $   609,500       4.57%
INVESCO Dynamics Fund                65,757,297            2,390,290       5.99
INVESCO Energy Fund                           0               27,409       0.00
INVESCO Equity Income Fund           77,980,693            1,011,507       7.10
INVESCO European Fund                         0               39,012       0.00
INVESCO Financial Services Fund      36,821,066              514,612       3.35
INVESCO High Yield Fund                       0               80,114       0.00
INVESCO Leisure Fund                          0              320,103       0.00
INVESCO Select Income Fund           20,036,575               69,444       1.82
INVESCO Small Company Growth Fund    76,310,369            1,165,286       6.95
INVESCO Technology Fund                       0              741,432       0.00
INVESCO Telecommunications Fund      56,651,196              941,638       5.16
INVESCO Total Return Fund                     0               32,095       0.00
INVESCO Utilities Fund                        0               35,707       0.00
INVESCO Value Equity Fund                     0                8,894       0.00
INVESCO VIF - Equity Income Fund      6,110,691               93,590       0.55
INVESCO VIF - Financial Services Fund         0               38,261       0.00
INVESCO VIF - High Yield Fund         3,093,448               47,767       0.28
INVESCO VIF - Technology Fund                 0               31,892       0.00
================================================================================
                                   $392,945,399           $8,198,553      35.77%
================================================================================

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March31, 2001.

For the six months ended November 30, 2001, pension expenses, unfunded accrued pension costs and pension liability were paid by IFG in accordance with the Investment Advisory Agreement and were as follows:

                                                             UNFUNDED
                                               PENSION        ACCRUED    PENSION
FUND                                          EXPENSES  PENSION COSTS  LIABILITY
--------------------------------------------------------------------------------
Money Fund                                   $   7,116          $   0   $ 19,929
Tax-Exempt Fund                                    241            297      3,973

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- INTERFUND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to lend cash, at rates beneficial to the funds. At November 30, 2001, there were no such lendings for any Fund.

FINANCIAL HIGHLIGHTS

TREASURER'S MONEY MARKET RESERVE FUND

---------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                      SIX MONTHS                             PERIOD
                                           ENDED                              ENDED
                                     NOVEMBER 30        YEAR ENDED MAY 31    MAY 31     YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------------------
                                            2001        2001        2000     1999(a)    1998     1997     1996
                                       UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period       $1.00       $1.00       $1.00       $1.00   $1.00    $1.00    $1.00
===============================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS               0.02        0.06        0.05        0.02    0.05     0.05     0.05
===============================================================================================================
Net Asset Value--End of Period             $1.00       $1.00       $1.00       $1.00   $1.00    $1.00    $1.00
===============================================================================================================

TOTAL RETURN                            1.56%(b)       6.03%       5.55%    1.90%(b)   5.46%    5.48%    5.30%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                      $1,098,452  $1,428,016  $1,185,282    $52,396  $34,236  $67,146 $113,281
Ratio of Expenses to
  Average Net Assets                    0.13%(b)       0.25%       0.25%   0.25%(c)    0.25%    0.25%    0.25%
Ratio of Net Investment Income to
  Average Net Assets                    1.57%(b)       5.89%       5.84%   4.78%(c)    5.35%    5.32%    5.17%

(a)  From January 1, 1999 to May 31, 1999.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c)  Annualized

TREASURER'S TAX-EXEMPT RESERVE FUND

---------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                      SIX MONTHS                             PERIOD
                                           ENDED                              ENDED
                                     NOVEMBER 30        YEAR ENDED MAY 31    MAY 31     YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------------------------------
                                            2001        2001        2000     1999(a)    1998     1997     1996
                                       UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period       $1.00       $1.00       $1.00      $1.00    $1.00    $1.00    $1.00
===============================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS               0.01        0.04        0.04       0.01     0.03     0.04     0.03
===============================================================================================================
Net Asset Value--End of Period             $1.00       $1.00       $1.00      $1.00    $1.00    $1.00    $1.00
===============================================================================================================
TOTAL RETURN                            1.15%(b)       3.89%       3.58%   1.16%(b)    3.49%    3.74%    3.45%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                         $73,886     $59,638     $66,138    $30,374  $36,707  $22,084  $23,386
Ratio of Expenses to Average
  Net Assets                            0.13%(b)       0.25%       0.25%   0.25%(c)    0.25%    0.25%    0.25%
Ratio of Net Investment Income to
  Average Net Assets                    1.13%(b)       3.81%       3.59%   2.92%(c)    3.38%    3.68%    3.40%

(a)  From January 1, 1999 to May 31, 1999.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c)  Annualized

WE'RE EASY TO STAY IN TOUCH WITH:

Investor Services: 1-800-525-8085

Personal Account Line: 1-800-424-8085

On the World Wide Web: invescofunds.com

INVESCO Distributors, Inc. (SM), Distributor

Post Office Box 173706

Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.






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